Subsequent Events (Details) $ / shares in Units, $ in Millions	Mar. 31, 2020	Mar. 02, 2020 USD ($) $ / shares shares
Series C preferred stock
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		4,169,822
Sale of stock, price per share (in USD per share) | $ / shares		$ 13.43
Gross proceeds from issuance of convertible preferred stock | $		$ 56.0
Series C preferred stock | Affiliated Entity
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		3,078,968
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split	0.4608
Subsequent Event | Series C preferred stock
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		4,169,822
Sale of stock, price per share (in USD per share) | $ / shares		$ 13.43
Gross proceeds from issuance of convertible preferred stock | $		$ 56.0
Subsequent Event | Series C preferred stock | Affiliated Entity
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		3,078,968